Income Taxes - Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 15,243	$ 9,204
Research and development tax credit carryforwards	2,582	2,005
Capitalized start-up costs	2,204	2,426
Capitalized research and development expenses, net	15,746	11,571
Accrued expenses and other temporary differences	1,050	570
Total gross deferred tax assets	36,825	25,776
Valuation allowance	(36,825)	(25,776)	(19,815)	(14,171)
Net deferred tax assets	$ 0	$ 0